Financial Assets And Liabilities - Summary of Impact of Hedged Items on Consolidated Statements of Financial Position (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017
Foreign currency exchange risk [Member] | P L D T
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	₱ (283)	₱ (170)
Cost of hedging reserve	4	18
Foreign currency exchange risk [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	50	124
Cost of hedging reserve	16	9
Foreign currency exchange risk [Member] | US$300M Term Loan [Member] | P L D T
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(273)	(171)
Cost of hedging reserve	4	18
Foreign currency exchange risk [Member] | US$100M PNB [Member] | P L D T
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(7)
Foreign currency exchange risk [Member] | US$200M MUFG Bank, Ltd. [Member] | P L D T
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(3)	1
Foreign currency exchange risk [Member] | US$200M Mizuho [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	7	65
Cost of hedging reserve	3	7
Foreign currency exchange risk [Member] | US$100M Mizuho | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	43	57
Cost of hedging reserve	13	2
Foreign currency exchange risk [Member] | 2013 Chinabank US$80M [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve		2
Interest rate risk [member] | P L D T
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	129	44
Interest rate risk [member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(22)	5
Interest rate risk [member] | US$100M PNB [Member] | P L D T
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	50	9
Interest rate risk [member] | US$200M MUFG Bank, Ltd. [Member] | P L D T
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	55	34
Interest rate risk [member] | US$50M MBTC [Member] | P L D T
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	24	1
Interest rate risk [member] | 2014 BTMU US$100M [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(6)
Interest rate risk [member] | 2014 Mizuho US$50M [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(2)	3
Interest rate risk [member] | 2015 Mizuho US$200M [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(11)	8
Interest rate risk [member] | 2015 Mizuho US$100M [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve		1
Interest rate risk [member] | 2013 Sumitomo US$120M [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	₱ (3)	(6)
Interest rate risk [member] | 2013 BTMU US$50M [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve		₱ (1)